FAIR VALUE MEASUREMENT (Summary of Changes in Fair Value of Level 3 Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
FAIR VALUE MEASUREMENT [Abstract]
Beginning balance	$ 16,402
Capital injection in NQ Guotai		16,402
Total gain or losses included in earnings from equity investment in NQ Guotai	2,411
Settlements
Foreign exchange adjustment	(51)
Ending balance	$ 18,762	$ 16,402